CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF COMPREHENSIVE (LOSS) INCOME
NET (LOSS) INCOME	$ (77,643)	$ 117,397	$ (37,375)
OTHER COMPREHENSIVE LOSS:
Net foreign currency translation adjustment losses	(30,525)	(31,603)	32,895
COMPREHENSIVE (LOSS) INCOME	(108,168)	85,794	(4,480)
Less: Comprehensive (loss) gain attributable to noncontrolling interest	(89)	328	(179)
COMPREHENSIVE (LOSS) INCOME ATTRIBUTABLE TO GETTY IMAGES HOLDINGS, INC.	$ (108,079)	$ 85,466	$ (4,301)